OTHER LONG-TERM LIABILTIES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended				72 Months Ended
	May 31, 2019 ILS (₪)	May 31, 2019 USD ($)	Nov. 30, 2017 ILS (₪)	Nov. 30, 2017 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities						$ 3,280		$ 4,069
Liability in respect of purchase of servers
Categories Of Noncurrent Liabilities [Line Items]
Repayment of other long-term liabilities paid in 48 monthly installments						91
Repayment of other long-term liabilities paid in 58 monthly installments						$ 279
Interest rate in transaction					1.78%	1.78%
Current maturities						$ 97		312
Other long-term liabilities, net of current maturities						$ 175		411
Liability in respect of purchase of servers
Categories Of Noncurrent Liabilities [Line Items]
Discount rate on capitalized royalty liability					14.00%	14.00%
Current maturities						$ 296		277
Amount received from the support schemes					₪ 3,930	1,070
Other non-current liabilities related to grants						773
Other long-term liabilities, net of current maturities						563		660
Liability in respect of purchase of servers | Israeli Ministry Of Economy | Smart Money program and the India, China, Japan program
Categories Of Noncurrent Liabilities [Line Items]
Total approval eligibility for grants									₪ 4,100	$ 1,080
Total amount of grants received							₪ 2,000	526
Liability in respect of purchase of servers | Israeli Ministry Of Energy | Halutz and Hadgama project
Categories Of Noncurrent Liabilities [Line Items]
Total approval eligibility for grants			₪ 1,500	$ 413
Amount approved for grants			₪ 3,000	$ 826
Liability in respect of purchase of servers | Israeli Innovation Authority | Public transportation pilot
Categories Of Noncurrent Liabilities [Line Items]
Total approval eligibility for grants	₪ 1,100	$ 314
Amount approved for grants	₪ 2,200	$ 628
Total amount of grants received							₪ 441	127
Liability for contingent payment due to employee benefit
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities						1,006		760
Current maturity to contingent payments						56		22
Liability for forward contract for acquisitions
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities						$ 1,536		$ 2,238